Property, Plant and Equipment, Net	12 Months Ended
Sep. 30, 2023
Property, Plant and Equipment, Net [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

NOTE 7 – PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment as of September 30, 2023 and 2022 consisted of the following:

	September 30, 2023	September 30, 2022
Buildings	$20,258,258	$10,384,017
Machinery and equipment	7,576,777	7,632,069
Electronic equipment	2,234,455	1,876,114
Transportation vehicles	337,925	219,449
Office equipment	283,972	280,455
Leasehold improvement on leased property	301,399	793,929
Construction in progress	1,654,405	3,826,690
Total property plant and equipment, at cost	32,647,191	25,012,723
Less: accumulated depreciation	(7,591,164)	(5,596,894)
Property, plant and equipment, net	$25,056,027	$19,415,829

Depreciation expense was $2,438,320, $2,309,263 and $1,841,250 for the fiscal years ended September 30, 2023,2022 and 2021, respectively. For the fiscal years ended September 30, 2023,2022 and 2021, the Company recorded no impairment of property, plant and equipment.

For the fiscal years ended September 30, 2023 and 2022, the Company added new property plant and equipment of $11,767,523 and $5,122,095, respectively.

As of September 30, 2023, the details of the newly acquired Property, Plant, and Equipment (PP&E) are as follows:

September 30, 2023
Buildings	$10,516,290
Machinery and equipment	245,672
Electronic equipment	793,762
Transportation vehicles	195,806
Office equipment	15,993
Property, plant and equipment,	$11,767,523

As of September 30, 2023, the company has added new buildings with initial value of $10,516,290. This building was constructed by the company, and it reached the intended usable state in July 2023. As a result, it has been transferred from the capitalization in progress (CIP) category to the property, plant, and equipment (PPE) category.

For the fiscal years ended September 30, 2023, the Company disposed machinery, equipment and transportation vehicles with a net book value of $304,898 (cost of $529,738, accumulated depreciation of $224,839) and received cash from disposal of $509,916, causing a net disposal income of $194,526 included in operating income. For the fiscal years ended September 30, 2022, the Company disposed machinery, equipment and transportation vehicles with a net book value of $719,262 (cost of $938,669, accumulated depreciation of $219,407) and received cash from disposal of $1,515,045, causing a net disposal income of $795,783 included in operating income. The disposals were related to cutting maintenance cost of idle machinery, equipment, and transportation, and thus improving the production efficiency after the disposal.

For the fiscal years ended September 30, 2023 and 2022 the construction in progress assets were related to construction of manufacturing facilities for the Company.

As of September 30, 2023 and 2022, the Company pledged buildings to secure banking facilities granted to the Company. The carrying values of the pledged buildings to secure bank borrowings by the Company are shown in Note 13.